Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Valuation allowances			¥ 36,690	¥ 49,081
Net changes in the total valuation allowance	4,285	(15,960)	(12,391)
National corporate tax rate	28.00%	30.00%	30.00%
Inhabitant tax	5.00%	6.00%	6.00%
Approximate deductible enterprise tax	8.00%	8.00%	8.00%
Japanese statutory income tax rate	38.10%	40.80%	40.80%
Undistributed earnings of foreign subsidiaries	1,034,504	951,395
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	5,393	4,724
Net operating loss carryforwards approximately	59,780
Foreign Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	629,808	538,322
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	1,773	1,211
Unrecognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	19,442	20,138
Fiscal Years Beginning on or After April 1, 2012
Income Taxes [Line Items]
Japanese statutory income tax rate	38.10%
Fiscal Years Beginning on or After April 1, 2015
Income Taxes [Line Items]
Japanese statutory income tax rate	35.70%
Merger Agreement
Income Taxes [Line Items]
Net changes in the total valuation allowance		¥ (12,686)	¥ (13,579)